Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Remuneration to Directors	Remuneration to Directors and executive officers for the years ended March 31, 2024 and 2023 were:
	For the year ended March 31,
Directors & Officers	2024	2023
Yew Jin Sng	$116	$92
Ho Kin Wai	485	446
William Yuen	33	-
William Mirecki	23	-
Kai Yue Jason Chan	23	-
Khazid Bin Omar	161	146
Loo Hansel	94	85
Kit Yu Lee	183	120
	1,118	$889
In addition, remuneration to Directors of the Group’s subsidiaries for the ended March 31, 2024 and 2023 were:
	For the year ended March 31,
Directors	2024	2023
Chiu Hsieh Hui	42	38
Wong Chee Kwok	9	112
Ong Thiam Teck	-	55
	$51	$205